UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 3/31/2007

                Check here if Amendment [ ]: Amendment Number:
                                                               --------------

                              This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management L.P.
Address:  800 Nicollet Mall
          Minneapolis, MN 55402


Form 13F File Number: 028-10902

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Pine River Capital Management LLC
By:  Brian Taylor
Title:  Sole Member
Phone:  612-238-3302

Signature, Place and Date of Signing:

/s/ Brian Taylor        800 Nicollet Mall       Date: May 14, 2007
-------------------     Minneapolis, MN 55402


Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   101

Form 13F Information Table Value Total:   161,233 (thousands)

List of Other Included Managers:  None

                           Form 13F INFORMATION TABLE

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Name of                                               Value    Shrs or          Put/  Investment   Other         Voting authority
Issuer                  Class Title          CUSIP  (x$1000)  prn amt.  SH/PRN  Call  discretion   managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------

* ALCATEL-LUCENT
SPONSORED ADR           ADR              013904305     17      1405     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ALLIANT TECHSYSTEMS
INC COM                 COM              018804104     158     1800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* AMYLIN
PHARMACEUTICALS
INC COM                 COM              032346108     7012    187700   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ARCHER DANIELS
MIDLAND CO COM          COM              039483102     147     4000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* AVENTINE RENEWABLE
ENERGY COM              COM              05356X403     547     30000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------


* CONOCOPHILLIPS COM    COM              20825C104     376     5500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CONSTAR INTL INC
NEW COM		        COM              21036U107     180     20320    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CSG SYS INTL INC COM  COM              126349109     1849    73900    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* DYNEGY INC NEW CL A   CL A             26816Q101     1450    156600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* EXXON MOBIL CORP COM  COM              30231G102     151     2000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* FREMONT GEN CORP COM  COM              357288109     64      9200     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* GOODRICH PETE CORP
 COM			COM              382410405     151     4500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* GREY WOLF INC COM     COM              397888108     124     18500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* HANOVER COMPRESSOR
CO COM			COM  	         410768105     2328    104625   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MOTOROLA INC COM      COM              620076109     1290    73000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MOVIE GALLERY INC COM COM              624581104     225     50000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* NEKTAR THERAPEUTICS
COM      		COM              640268108     69      5300     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* OWENS CORNING
NEW COM 	        COM              690742101     157     4930     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* POWERWAVE
TECHNOLOGIES INC COM    COM              739363109     21      3700     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* QUANTA SVCS INC COM   COM              74762E102     2893    114700   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* SIRIUS SATELLITE
RADIO INC COM           COM              82966U103     78      24296    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* TRI CONTL CORP COM    COM              895436103     1176    51800    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* TRIAD HOSPITALS INC
COM         		COM              89579K109     523     10000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WCI CMNTYS INC COM    COM              92923C104     732     34300    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WILD OATS
MARKETS INC COM      	COM              96808B107     3301    181400   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WMS INDS INC COM      COM              929297109     455     11600    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* XM SATELLITE RADIO
HLDGS INC CL A         	CL A             983759101     32      2500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

21ST CENTY
HLDG CO
*W EXP 09/30/200        *W EXP 09/30/200 90136Q134     18      2700     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACCENTIA
BIOPHARMACEUTICALS COM  COM              00430L103     16      5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACM MUN SECS INCOME FD
INC COM    		COM 		 000942102     125     11500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ADHEREX TECHNOLOGIES
INC COM NEW             COM              00686R200     117     216971   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

AVATAR HLDGS INC
NOTE 4.500% 4/0         NOTE 4.500% 4/0  053494AF7     20116   14000000 PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BLACKROCK CAP & INCOME
STRA COM              	COM              09256A109     94      4600     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BOULDER TOTAL RETURN
FD INC COM              COM              101541100     3037    139900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHARTER COMMUNICATIONS
INC D NOTE 5.875%11/1   NOTE 5.875%11/1  16117MAE7     7580    5500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHURCHILL VENTURES LTD
UNIT 99/99/9999 ADDED   UNIT 99/99/9999  17157P208     3890    484400   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CLEARPOINT BUSINESS RES
INC *W EXP 4/17/200
ADDED		      	*W EXP 4/17/200  185061116     1141    787050   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COLD SPRING CAP INC
*W EXP 11/11/200        *W EXP 11/11/200 192865111     0       848900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

DEKANIA CORP UNIT
99/99/9999 ADDED        UNIT 99/99/9999  24488U203     867     87500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORP
NEW DEB 4.900% 8/1      DEB 4.900% 8/1   25179MAA1     1401    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

EATON VANCE SR INCOME
TR SH BEN INT		SH BEN INT	 27826S103     2191    249600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENDEAVOR ACQUISITION
CORP *W EXP 12/14/200   *W EXP 12/14/200 292577111     8327    1871251  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENERGY INFRASTRUCTURE
ACQUI *W EXP
07/17/201 ADDED         *W EXP 07/17/201 29269P117     234     275050   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENERGY SVCS
ACQUISITION CORP
UNIT 99/99/9999         UNIT 99/99/9999  29271Q202     314     46900    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENTERTAINMENT PPTYS
TR PFD C CNV
5.75% ADDED        	CNV 5.75%  	 29380T402     3681    150000   PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

EXPEDIA INC DEL
*W EXP 02/04/200        *W EXP 02/04/200 30212P121     231     123076   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FIRST TR/FOUR CRNRS
SR FLOAT COM         	COM  		 33733U108     3215    173800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FLIR SYS INC
NOTE 3.000% 6/0         NOTE 3.000% 6/0  302445AB7     1707    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FORD MTR CO DEL
NOTE 4.250%12/1         NOTE 4.250%12/1  345370CF5     2235    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FREEDOM ACQUISITION
HLDGS IN *W EXP
12/28/201 ADDED         *W EXP 12/28/201 35645F111     272     200000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GENCORP INC
NOTE 4.000% 1/1         NOTE 4.000% 1/1  368682AJ9     4548    4250000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GLOBAL LOGISTICS
ACQUISITION
*W EXP 02/15/201        *W EXP 02/15/201 379414113     814     1233200  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRANAHAN MCCOURT
ACQ CORP
*W EXP 10/18/201
ADDED                   *W EXP 10/18/201 385034111     229     341400   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GREAT LAKES DREDGE &
DOCK CO *W EXP
02/17/200 ADDED        	*W EXP 02/17/200 390607117     2959    1517415  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GREEN PLAINS
RENEWABLE ENERG COM     COM              393222104     122     5796     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRUBB&ELLIS RLTY
ADVISORS IN
*W EXP 02/27/201        *W EXP 02/27/201 400096111     437     1016400  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GYRODYNE CO
AMER INC COM            COM              403820103     475     8000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HANOVER COMPRESSOR
CO NOTE 4.750% 1/1      NOTE 4.750% 1/1  410768AE5     3125    1900000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HARBOR ACQUISITION
CORPORATI
*W EXP 04/25/201        *W EXP 04/25/201 41145X115     237     675800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HD PARTNERS
ACQUISITION CORP
*W EXP 06/01/201        *W EXP 06/01/201 40415K118     296     510700   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HD PARTNERS
ACQUISITION CORP
UNIT 06/01/2010         UNIT 06/01/2010  40415K209     597     75000    SH            SOLE         none        sole
      			------------------------------------------------------------------------------------------------------------

HEALTHCARE
ACQUISITION CP NE
*W EXP 07/27/200        *W EXP 07/27/200 42224H112     19      17000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HILL INTERNATIONAL
INC *W EXP 99/99/999    *W EXP 99/99/999 431466119     2509    1067455  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ICOP DIGITAL INC
*W EXP 07/08/201        *W EXP 07/08/201 44930M112     8       4100     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INDIA GLOBALIZATION
CAP INC *W EXP
03/03/201               *W EXP 03/03/201 45408X118     808     1170700  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INFORMATION SERVICES
GROUP I *W EXP
01/31/201 ADDED         *W EXP 01/31/201 45675Y112     642     1019400  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ING PRIME RATE TR
SH BEN INT       	SH BEN INT  	 44977W106     3956    536100   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAKKS PAC INC
NOTE 4.625% 6/1         NOTE 4.625% 6/1  47012EAB2     5476    4000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAMBA INC
*W EXP 02/14/200 ADDED  *W EXP 02/14/200 47023A119     8543    2406423  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JK ACQUISITION
CORP *W EXP 04/10/201   *W EXP 04/10/201 47759H114     512     947800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAZZ TECHNOLOGIES INC
*W EXP 03/15/201 ADDED  *W EXP 03/15/201 47214E110     88      114110   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

LEUCADIA NATL CORP
NOTE 3.750% 4/1         NOTE 3.750% 4/1  527288AX2     2897    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MARATHON ACQUISITION
CORP *W EXP 08/24/201   *W EXP 08/24/201 565756111     137     90000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NABORS INDS
INC DBCV 2/0            DBCV 2/0         629568AF3     1696    2500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN RE ES
SEC F COM		COM  		 64190A103     2254    124800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NORTH AMERN
INS LEADERS INC
*W EXP 03/21/201        *W EXP 03/21/201 65687M112     274     537000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NTR ACQUISITION CO
*W EXP 06/28/201 ADDED  *W EXP 06/28/201 629415118     560     799700   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NTR ACQUISITION CO
UNIT 06/28/2010 ADDED   UNIT 06/28/2010  629415209     813     83500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

OCEANAUT INC
UNIT 01/01/2011 ADDED   UNIT 01/01/2011  675227201     6029    768000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PIONEER FLOATING RATE
TR COM			COM		 72369J102     2722    138400   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PLAYBOY ENTERPRISES
INC NOTE 3.000% 3/1     NOTE 3.000% 3/1  728117AB8     2808    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PUTNAM TAX FREE
HEALTH CARE SH BEN INT  SH BEN INT       746920107     1363    97200    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RAM ENERGY
RESOURCES INC
*W EXP 99/99/999        *W EXP 99/99/999 75130P117     444     740445   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RENAISSANCE ACQUISITION
CORP *W EXP 01/28/201
ADDED        		*W EXP 01/28/201 75966C115     190     500000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RYERSON INC NOTE
3.500%11/0              NOTE 3.500%11/0  78375PAD9     3809    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SAKS INC NOTE
2.000% 3/1              NOTE 2.000% 3/1  79377WAL2     2683    1500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SECURITY W
ADVANCED TECHNOLO
*W EXP 07/18/201 	*W EXP 07/18/201 815175112     2       2500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SHANGHAI CENTURY
ACQUISIT CO SHS         CO SHS           G80637104     10      1333     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

STAR MARITIME
ACQUISITION CORP
*W EXP 12/15/200 	*W EXP 12/15/200 85516E115     2435    1164900  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SUMMER INFANT INC
*W EXP 04/20/200 ADDED 	*W EXP 04/20/200 865646111     876     1288200  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SUN AMERICAN BANCORP
*W EXP 05/13/200        *W EXP 05/13/200 86664A111     1       1000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SYMMETRY HLDGS INC
UNIT 99/99/9999      	UNIT 99/99/9999  871545208    1990     250000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TELEPHONE & DATA
SYS INC SPL COM         COM              879433860    657      11745    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TIME WARNER
TELECOM INC
DBCV 2.375% 4/0        	DBCV 2.375% 4/0  887319AC5    1308     1000000  PRN           SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

TRANSFORMA ACQUISITION
GROUP *W EXP 12/19/201
ADDED		       	*W EXP 12/19/201 89366E118    494      453000   SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

TRANS-INDIA ACQUISITION
CORP *W EXP 02/08/201
ADDED		       	*W EXP 02/08/201 893237115    48       60000    SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

TRANS-INDIA ACQUISITION
CORP UNIT 02/08/2012
ADDED		       	UNIT 02/08/2012  893237206    1320     165000   SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

UNION STREET ACQ CORP
*W EXP 02/05/201 ADDED 	*W EXP 02/05/201 908536113    525      859900   SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

UNION STREET ACQ CORP
UNIT 11/07/2010 ADDED 	UNIT 11/07/2010  908536204    16       2000     SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

VAN KAMPEN INCOME
TR SH BEN INT          	SH BEN INT       920957107    63       10500    SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

YUCHENG TECHNOLOGIES
LTD *W EXP 11/17/200
ADDED               	*W EXP 11/17/200 G98777116    94       29000    SH            SOLE         none        sole
                       	------------------------------------------------------------------------------------------------------------

                       	------------------------------------------------------------------------------------------------------------
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                                                      161233

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